Identified Intangible Assets	12 Months Ended
Dec. 31, 2018
Goodwill And Intangible Assets Disclosure [Abstract]
Identified Intangible Assets

12 Identified Intangible Assets

The changes in identified intangible assets were as follows:

Total
Balance as of January 1, 2017:
Cost	9,512
Accumulated amortization/impairment	(2,169)
Book value	7,343
Changes in book value:
Acquisitions/additions	78
Amortization	(1,539)
Impairment	(23)
Translation differences	4
Total changes	(1,480)
Balance as of December 31, 2017:
Cost	9,335
Accumulated amortization/impairment	(3,472)
Book value	5,863
Changes in book value:
Acquisitions/additions	114
Amortization	(1,509)
Translation differences	(1)
Total changes	(1,396)
Balance as of December 31, 2018:
Cost	9,183
Accumulated amortization/impairment	(4,716)
Book value	4,467

Identified intangible assets as of December 31, 2018 and 2017 respectively were composed of the following:

	December 31, 2018		December 31, 2017
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
IPR&D 1)	276	-	687	-
Marketing-related	81	(50)	82	(34)
Customer-related	964	(301)	1,155	(437)
Technology-based	7,862	(4,365)	7,411	(3,001)
Identified intangible assets	9,183	(4,716)	9,335	(3,472)

1)	IPR&D is not subject to amortization until completion or abandonment of the associated research and development effort.

The estimated amortization expense for these identified intangible assets, excluding software, for each of the five succeeding years is:

2019	1,533
2020	1,308
2021	504
2022	418
2023	230

All intangible assets, excluding IPR&D and goodwill, are subject to amortization and have no assumed residual value.

The expected weighted average remaining life of identified intangibles is 4 years as of December 31, 2018.